Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Profit or loss [abstract]
Wages and salaries	$ 175,852	¥ 1,176,465	¥ 1,158,320		¥ 922,847
Contribution to defined contribution plans	44,255	296,073	258,190		275,703
Executive bonuses	8,621	57,674	59,908		44,921
Staff welfare	11,463	76,689	76,392		81,223
Staff severance cost	4,188	28,018	107,732		12,864
Cost of share-based payment			1,592	[1]	5,301	[1]
Others	1,262	8,441	1,870		20,340
Staff costs	$ 245,641	¥ 1,643,360	¥ 1,664,004		¥ 1,363,199

[1]	Restated